DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Income Tax Expense (Benefit) [Table Text Block]
	2016	2015	2014

Loss for the year	$(467,711)	$(391,723)	$(687,057)

Computed “expected” tax (benefit) expense	(159,000)	$(133,000)	$(234,000)
Non deductible (taxable) items	(10,000)	(73,000)	(10,000)
Change in statutory, foreign tax, foreign exchange and other	(30,000)	121,000	106,000
Valuation allowance	199,000	85,000	138,000

Net expected tax (benefit) expense	$—	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2016	2015	2014

Deferred tax assets (liabilities):
Trading securities	$137,000	$96,000	125,000
Equipment	373,000	384,000	168,000
Net operating loss carryforwards - US	3,322,000	3,050,000	2,799,000
Net operating loss carryforwards - Ghana	87,000	159,000	2,494,000
Valuation allowance	(3,919,000)	(3,689,000)	(5,586,000)

Total deferred tax assets	$—	$—	—